Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
Financial impact from change in accounting estimate to Income before income taxes and equity in earnings (losses) of affiliated companies	¥ 23,264,000,000
Financial impact from change in accounting estimate to Net Income attributable to NTT	14,392,000,000
Financial impact from change in accounting estimate to per share of common stock of net income attributable to NTT	¥ 12.52
Inventory write-down	4,415,000,000	12,662,000,000	14,651,000,000
Interest costs incurred	51,460,000,000	58,267,000,000	59,913,000,000
Interest costs, capitalized during period	3,776,000,000	3,928,000,000	3,587,000,000
Recognized income tax positions chance of being sustained, minimum	50.00%
VIEs established to develop real estate for rental assets	217,000,000,000	221,000,000,000
VIEs established to lease software assets		¥ 2,000,000,000
Computer Software
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	5 years